Note 14 - Voyage Expenses and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage expenses	$ 1,975,569	$ 1,284,375	$ 2,476,854
Vessel operating expenses	46,685,920	42,004,155	37,667,191
Port Charges and Canal Dues [Member]
Voyage expenses	1,064,879	665,090	523,943
Bunkers [Member]
Voyage expenses	910,690	619,285	1,952,911
Crew Wages and Related Costs [Member]
Vessel operating expenses	24,826,395	20,700,810	19,170,601
Insurance [Member]
Vessel operating expenses	5,323,900	4,788,264	4,364,430
Repairs and Maintenance [Member]
Vessel operating expenses	1,812,873	1,607,116	1,563,886
Lubricants [Member]
Vessel operating expenses	3,762,845	3,916,827	3,426,772
Spares and Consumable Stores [Member]
Vessel operating expenses	8,432,764	8,625,958	7,443,502
Professional and Legal Fees [Member]
Vessel operating expenses	340,273	585,336	272,142
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 2,186,870	$ 1,779,844	$ 1,425,858